Lease obligations - Lease payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	$ 1,008,096
Interest component	289,591
Lease obligations	718,505
2020
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	134,175
Interest component	44,355
Lease obligations	89,820
2021
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	111,305
Interest component	41,136
Lease obligations	70,169
2022
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	100,715
Interest component	37,453
Lease obligations	63,262
2023
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	95,606
Interest component	33,677
Lease obligations	61,929
2024
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	88,445
Interest component	30,011
Lease obligations	58,434
Thereafter
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	477,850
Interest component	102,959
Lease obligations	$ 374,891